Consolidated Balance Sheets (March 31, 2013 Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 671,027	$ 70,325	$ 3,909,383
Accounts receivable - trade, net of allowance for doubtful accounts of $50,100 in 2013, $44,124 in 2012 and $74,852 in 2011	93,461	87,826	81,565
Inventory	261,282	292,665	396,284
Prepaid expenses	116,406	128,495	162,975
Due from Pulse Veterinary Technologies, LLC	0		27,837
TOTAL CURRENT ASSETS	1,142,176	579,311	4,578,044
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation	27,851	32,842	51,206
OTHER ASSETS	11,233	11,358	3,192
INTANGIBLE ASSETS, at cost, less accumulated amortization	1,150,336	1,227,025	1,533,782
TOTAL ASSETS	2,331,596	1,850,536	6,166,224
CURRENT LIABILITIES
Accounts payable	359,029	555,898	756,657
Accrued employee compensation	376,175	534,659	632,333
Accrued expenses	623,311	721,916	190,583
Derivative liability	5,737,000	0	0
Interest payable, related parties	80,071	81,864	81,864
Capital lease payable, current portion	5,026	4,933	4,576
Liabilities related to discontinued operations	655,061	655,061	655,061
TOTAL CURRENT LIABILITIES	8,272,656	2,992,847	2,321,074
NON-CURRENT LIABILITIES
Notes payable, related parties	5,372,743	5,372,743	5,372,743
Capital lease payable, non-current portion	2,659	3,951	8,884
TOTAL NON-CURRENT LIABILITIES	5,375,402	5,376,694	5,381,627
TOTAL LIABILITIES	13,648,058	8,369,541	7,702,701
COMMON STOCK, par value $0.001, 150,000,000 shares, 150,000,000 shares and 50,000,000 shares authorized in 2013, 2012 and 2011, respectively; 21,653,536, 21,007,536 and 20,907,536 issued and outstanding at March 31, 2013, December 31, 2012 and 2011, respectively	21,654	21,008	20,908
ADDITIONAL PAID-IN CAPITAL	64,935,348	64,357,193	62,940,977
ACCUMULATED OTHER COMPREHENSIVE INCOME	6,191	13,116	10,466
ACCUMULATED DEFICIT	(76,279,655)	(70,910,322)	(64,508,828)
TOTAL STOCKHOLDERS' DEFICIT	(11,316,462)	(6,519,005)	(1,536,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,331,596	1,850,536	6,166,224
Senior Secured Notes [Member]
CURRENT LIABILITIES
Secured debt	436,983	0	0
Subscription Payable For Senior Secured Convertible Promissory Notes [Member]
CURRENT LIABILITIES
Secured debt	$ 0	$ 438,516